Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Registrant Name	Cerebras Systems Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43284
Entity Tax Identification Number	81-2256092
Entity Address, Postal Zip Code	94085
Entity Address, State or Province	CA
Entity Address, City or Town	Sunnyvale
Entity Address, Address Line One	1237 E. Arques Avenue
Local Phone Number	933-4980
City Area Code	650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.00001 par value per share
Trading Symbol	CBRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002021728
Amendment Flag	false